Stock-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Stock-Based Compensation
Schedule of assumptions used for estimating the fair value of stock options granted to employees

	Six Months Ended June 30,
	2011	2012
Risk-free interest rate	2.3% – 2.4%	1.1% – 1.3%
Expected life	5.9 – 6.1 years	5.7 – 6.1 years
Expected volatility	46% – 47%	53% – 54%
Dividend yield	0%	0%
Weighted-average grant date fair value	$1.30	$5.06

	2009	2010	2011
Risk-free interest rate	1.9% – 2.7%	1.3% – 2.7%	1.1% – 2.4%
Expected life	5 – 5.9 years	5 – 6.1 years	5.5 – 6.1 years
Expected volatility	47% – 49%	46% – 47%	44% – 54%
Dividend yield	0%	0%	0%
Weighted-average grant date fair value	$0.33	$0.33	$1.46

Schedule of summary of option activity

	Number	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
			(in years)	(in thousands)
Options outstanding at January 1, 2012	7,650,498	$1.11
Granted	248,500	10.01
Exercised	(558,709)	0.42
Forfeited	(37,263)	2.96
Expired	(13,385)	0.09

Options outstanding at June 30, 2012	7,289,641	$1.46	6.99	$85,511

Options vested and exercisable at June 30, 2012	4,974,293	$0.66	6.23	62,351

Options vested and expected to vest at June 30, 2012	7,246,937	$1.44	6.98	85,122

	Number	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
			(in years)	(in thousands)
Options outstanding at January 1, 2011	6,495,430	$0.44
Granted	1,836,412	3.21
Exercised	(581,090)	0.29
Forfeited	(97,544)	1.26
Expired	(2,710)	0.76

Options outstanding at December 31, 2011	7,650,498	$1.11	7.33	$37,406

Options vested and exercisable at December 31, 2011	4,826,270	$0.46	6.44	26,748

Options vested and expected to vest at December 31, 2011	7,554,968	$1.10	7.28	37,016

Schedule of summary by grant date of the number of shares of common stock granted, exercise price and estimated fair value per share

Grant Date	Number of Shares Underlying Options Granted	Exercise Price per Share
January 24, 2012	106,250	$6.00
March 28, 2012	142,250	13.00

Grant Date	Number of Shares Underlying Options Granted	Exercise Price per Share	Estimated Fair Value per Share
March 22, 2011	909,796	$2.75	$2.75
July 20, 2011	370,109	3.49	3.34
September 2, 2011	248,482	3.49	3.34
November 14, 2011	308,025	4.02	4.02